DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN (Details)							6 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($)	Jul. 09, 2025 USD ($) $ / shares shares	Jul. 08, 2025 USD ($) $ / shares shares	Jun. 25, 2025 USD ($) $ / shares	Oct. 11, 2023 USD ($) $ / shares shares	Oct. 10, 2023 $ / shares shares	Jun. 30, 2026 USD ($) item $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) item $ / shares shares	Jan. 28, 2025 $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Date of incorporation							Jul. 12, 2021		Jul. 12, 2021
Condition for future business combination number of businesses minimum | item							1		1
Purchase price, per unit | $ / shares							$ 10		$ 10
Underwriting fees							$ 2,000,000		$ 2,000,000
Deferred underwriting fees							3,500,000		3,500,000
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.0001
Remaining net tangible assets							$ 5,000,001		$ 5,000,001
Threshold percentage of public shares subject to redemption without prior consent of the Company							15.00%		15.00%
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)	100.00%						100.00%		100.00%
Maximum interest to pay for dissolution expenses	$ 100,000						$ 100,000
Cash deposited into trust account							201,304		$ 201,305
Shares converted | shares									4,000,000
Trust Account to redeem			$ 84,800,000
Operating bank account							401,642		$ 112,295
Amount in trust account							25,813,648		25,164,437
Working capital deficit							6,048,479		3,654,185
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Maximum aggregate amount				$ 55,000
Maximum aggregate deposit into trust account				$ 825,000
Cash deposited into trust account							$ 201,304	$ 0	$ 201,305
Class A ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.0001		$ 0.0001		$ 0.0001
Shares converted | shares			4,000,000
Class A ordinary shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001
Monthly deposit | $ / shares				$ 0.015
Class A ordinary shares subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Stock redeemed | shares			7,763,287
Ordinary shares subject to possible redemption, Par value (in dollars per share) | $ / shares			$ 10.93
Aggregate redemption			$ 84,800,000
Temporary equity shares outstanding (in shares) | shares			2,236,713
Ordinary shares issued (in shares) | shares			6,236,713
Ordinary shares outstanding (in shares) | shares			6,236,713
Trust Account prior			$ 24,400,000
Class A ordinary shares subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Stock redeemed | shares		7,763,287	7,763,287
Ordinary shares subject to possible redemption, Par value (in dollars per share) | $ / shares		$ 10.92	$ 10.93				$ 11.54		$ 11.25		$ 10.69
Aggregate redemption			$ 84,800,000
Trust Account to redeem		$ 84,840,616	$ 84,800,000
Temporary equity shares outstanding (in shares) | shares			2,236,713				2,236,713	10,000,000	2,236,713		10,000,000	10,000,000
Ordinary shares issued (in shares) | shares			6,236,713
Trust Account prior			$ 24,400,000
Class B ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.0001		$ 0.0001		$ 0.0001
Shares converted | shares		4,000,000	4,000,000
Ordinary shares issued (in shares) | shares							2,422,078		2,422,078		6,422,078
Ordinary shares outstanding (in shares) | shares							2,422,078		2,422,078		6,422,078
Class B ordinary shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Shares converted | shares			4,000,000
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Purchase price, per unit | $ / shares					$ 10
Offering costs incurred					$ 6,590,678
Underwriting fees					2,000,000
Deferred underwriting fees					3,500,000
Other costs					$ 1,090,678
IPO | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Purchase price, per unit | $ / shares					$ 10.05
IPO | Class A ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Purchase price, per unit | $ / shares					$ 10
Proceeds from issuance initial public offering					$ 100,000,000
IPO | Class A ordinary shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Number of units issued | shares					10,000,000
IPO | Class B ordinary shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Shares subject to forfeiture | shares						448,052
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001
IPO | Private Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Number of warrants issued | shares					8,490,535
Price of warrant | $ / shares					$ 1
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account					80.00%
Threshold percentage of outstanding voting securities of target to be acquired by post transaction company to complete business combination					50.00%
IPO | Public shareholders
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Purchase price, per unit | $ / shares					$ 10.05